CornerCap Balanced Fund	CornerCap MicroCap Fund

CornerCap
SmallCap Value Fund

SEMIANNUAL REPORT TO SHAREHOLDERS

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2004

The Peachtree, Suite 1700	Advisor:	(800) 728-0670
1355 Peachtree Street, NE	Administrator:	(888) 81-FUNDS
Atlanta, Georgia 30309	Telecopier:	(404) 870-0770

CORNERCAP
BALANCED FUND

SEMIANNUAL REPORT TO SHAREHOLDERS

A Series of
CornerCap Group of Funds
A “Series” Investment Company

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2004

The Peachtree, Suite 1700	Advisor:	(800) 728-0670
1355 Peachtree Street, NE	Administrator:	(888) 81-FUNDS
Atlanta, Georgia 30309	Telecopier:	(404) 870-0770

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Shares	COMMON STOCKS - 59.8%	Value

	Aerospace / Defense - 4.7%
3,100	Boeing Co	$ 160,022
4,500	Goodrich Corp.	141,120
1,600	United Technologies	149,408

		450,550

	Appl. & Household - 2.7%
3,450	Jones Apparel Group, Inc.	123,510
2,750	VF Corp.	135,988

		259,498

	Auto Parts - 1.2%
2,100	Johnson Controls, Inc.	119,301

	Banks - Money Center - 7.3%
3,800	Bank of New York	110,846
2,200	Comerica, Inc.	130,570
4,300	US Bancorp	124,270
2,600	Wachovia Corp. New	122,070
4,462	Washington Federal, Inc.	112,209
2,550	Washington Mutual, Inc.	99,654

		699,619

	Banks - Super Regional - 1.6%
3,664	Bank of America	158,761

	Biotechnology - 1.6%
1,700	Quest Diagnostics, Inc.*	149,974

	Chemicals - 1.3%
2,050	PPG Industries	125,624

	Conglomerate - 3.1%
2,100	Norsk Hydro	153,804
4,815	Tyco International, Ltd.	147,628

		301,432

	Elect. Plant / Equip. - 1.0%
2,000	Diebold, Inc.	93,400

	Electical & Gas - 2.9%
3,300	DTE Energy Co.	139,227
3,400	FirstEnergy Corp.	139,672

		278,899

See accompanying notes to financial statements.	3

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Shares	COMMON STOCKS - 59.8%	Value

	Food - 1.3%
5,600	Sara Lee Corp.	$ 128,016

	Health Care Services - 4.0%
2,150	Cigna Corp.	149,705
4,100	McKesson, Inc.	105,165
1,812	Unitedhealth Group, Inc.	133,598

		388,468

	Healthcare Facilities - 1.5%
3,400	Laboratory Amer. Hldgs.*	148,648

	Insurance - 2.2%
1,450	Everest Re Group LTD Com	107,779
3,200	St. Paul Travelers	105,792

		213,571

	Major Drugs - 1.2%
3,050	Wyeth	114,070

	Metals - Steel - 1.3%
3,850	Alcoa, Inc.	129,322

	Oil - 1.8%
3,050	Ashland, Inc.	171,044

	Other Financial - 5.9%
4,700	Allied Capital, Inc.	114,633
1,600	Bear Stearns	153,872
4,398	Countrywide Financial Corp.	173,237
5,050	MBNA Corp.	127,260

		569,002

	Paper / Packaging - 1.6%
9,300	Owens Illinois Inc. New*	148,800

	Pharmaceuticals - 1.2%
3,700	Pfizer, Inc.	113,220

	Retailers - Food - 0.9%
4,400	Safeway, Inc.*	84,964

See accompanying notes to financial statements.	4

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Shares	COMMON STOCKS - 59.8%	Value

	Retailers - Other - 2.4%
4,100	Abercrombie & Fitch Co.*	$129,150
3,800	May Department Stores Co.	97,394

		226,544

	Semiconductors - 1.2%
26,850	LSI Logic Corp.*	115,724

	Software - 1.0%
4,200	Sungard Data Systems Inc.*	99,834

	Telecom - Other - 1.1%
3,400	Telefonos de Mexico SA	109,717

	Telecom Equipment - 1.3%
8,000	UTStarCom Inc.*	128,880

	Wholesale & Int'l - 2.5%
7,400	Convergys Corp*	99,381
4,350	Donnelley & Sons Co	136,241

		235,622

	Total Common Stocks (Cost $4,880,040)	$5,762,504

Principal Amount	CORPORATE BONDS - 17.5%	Value

	Banks - Money Center - 3.8%
	NationsBank Corp.
$200,000	6.375% Due 05-15-05	$204,858
	Norwest Financial
150,000	6.250% Due 12-15-07	163,317

		368,175

	Banks - Super Regional - 2.0%
	Citicorp
165,000	7.250% Due 10-01-10	193,686

	Consumer Finance - 1.5%
	International Lease Financial Corp.
140,000	5.750% Due 10-15-06	147,737

See accompanying notes to financial statements.	5

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Principal Amount	CORPORATE BONDS - 17.5%	Value

	Electrical & Gas - 3.1%
	General Electric Capital Notes
140,000	5.450% Due 01-15-13	$148,322
	National Rural Utilities
150,000	6.375% Due 10-15-04	150,172

		298,493

	Pharmaceuticals - 1.9%
	Eli Lilly & Co
160,000	6.000% Due 03-15-12	176,279

	Retailers - Other - 1.8%
	Wal-Mart Stores, Inc.
150,000	6.875% Due 08-10-09	170,116

	Securities Broker - 1.7%
	Merrill Lynch & Co,. Inc.
150,000	6.375% Due 10-15-08	163,740

	Wireless Commun. - 1.7%
	Bell South Telecom
150,000	6.000% Due 10-15-11	163,341

	Total Corporate Bonds (Cost $1,623,819)	1,681,567

Principal
Amount	GOVERNMENT BONDS - 18.2%	Value

	U. S. Treasury Bonds - 18.2%
$140,000	6.500% Due 08-15-05	$145,228
100,000	6.500% Due 10-15-06	107,660
75,000	3.500% Due 11-15-06	76,315
75,000	4.375% Due 05-15-07	77,991
100,000	6.125% Due 08-15-07	108,965
150,000	3.000% Due 02-15-08	150,088
200,000	5.500% Due 05-15-09	219,047
150,000	5.750% Due 08-15-10	167,221
190,000	5.000% Due 08-15-11	204,198
180,000	4.875% Due 02-15-12	191,827
150,000	4.250% Due 08-15-13	152,244
155,000	4.000% Due 02-15-14	153,801

	Total Government Bonds (Cost $1,678,834)	1,754,585

See accompanying notes to financial statements.	6

CORNERCAP BALANCED FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Principal
Amount	SHORT-TERM INVESTMENTS - 2.6%		Value

	Federated Treasury - 2.6%
$ 249,496	(Cost $249,496)		$249,496

	Total Investments (Cost $8,432,189) (a)	98.1%	9,448,152
	Other Assets and Liabilities, Net	1.9%	178,494

	Net Assets	100.0%	$9,626,646

	*Non-income producing security

	(a) Aggregate cost for federal income tax purpose is $8,432,189.

	At September 30, 2004, unrealized appreciation (depreciation) of
	securities for federal income tax purposes is as follows:

	Gross unrealized appreciation		$1,346,510
	Gross unrealized depreciation		(330,546)

	Net unrealized appreciation		$1,015,964

See accompanying notes to financial statements.	7

CORNERCAP BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

ASSETS
Investments at market value,
(Identified cost $8,432,189) (Note 1-A)	$9,448,152
Cash	129,023
Interest receivable	50,686
Dividends receivable	6,791
Other assets	1,515

Total assets	9,636,167

LIABILITIES
Advisory fee payable	7,324
Service fees payable	2,197

Total liabilities	9,521

NET ASSETS
(Applicable to 751,306 shares outstanding,
unlimited number of shares authorized)	$9,626,646

NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($9,626,646 ÷ 751,306 shares)	$12.81

NET ASSETS
At September 30, 2004, net assets consisted of:
Paid-in capital	$8,683,873
Undistributed net investment income	233,368
Accumulated net realized loss on investments	(306,559)
Net unrealized appreciation of investments	1,015,964

$9,626,646

See accompanying notes to financial statements.	8

CORNERCAP BALANCED FUND

STATEMENT OF OPERATIONS

For the six months ended September 30, 2004

INVESTMENT INCOME
Dividends	$106,670
Interest	82,000

Total income	188,670

EXPENSES
Management fee (Note 2)	46,973
Service costs (Note 2)	14,092

Total expenses	61,065

Net investment income	127,605

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from security transactions	103,841
Change in unrealized depreciation of investments	(220,229)

Net loss on investments	(116,388)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,217

See accompanying notes to financial statements.	9

CORNERCAP BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

Six Months ended September 30, 2004 and Year ended March 31, 2004

	Six Months Ended Sept. 30, 2004	Year Ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM

Operations
Net investment income	$127,605	$133,610
Net realized gain on investments	103,841	193,209
Change in unrealized appreciation/(depreciation) of investments	(220,229)	1,460,726

Net increase in net assets
resulting from operations	11,217	1,787,545

Distributions to shareholders from
Net investment income
($0.00 and $0.17 per share, respectively)	0	(126,976

Capital share transactions (a)
Increase / (Decrease) in net assets resulting from capital share transactions	(81,100)	1,929,033

Total increase (decrease) in net assets	(69,883)	3,589,602

NET ASSETS
Beginning of year	9,696,529	6,106,927

End of year
(Including undistributed net investment income of
$233,368 and $105,763, respectively)	$9,626,646	$9,696,529

(a) Summary of capital share activity follows:

	Six Months Ended September 30, 2004		Year Ended March 31, 2004
	Shares	Value	Shares	Value
Shares sold	37,089	$ 468,830	257,380	$ 3,110,968
Shares issued on reinvestment of distributions	0	0	10,330	126,954

	37,089	468,830	267,710	3,237,922
Shares redeemed	(43,611)	(549,930)	(109,628)	(1,308,889)

Net increase	(6,522)	$ (81,100)	158,082	$ 1,929,033

See accompanying notes to financial statements.	10

CORNERCAP BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	For Six Months Ended Sept 30, 2004
		For Years Ended March 31,
		2004	2003	2002	2001	2001
Per Share Operating Performance
Net asset value, beginning of period	$12.80	$10.18	$11.72	$11.28	$10.71	$11.62

Income from investment operations -
Net investment income/(loss)	0.17	0.14	0.20	0.14	0.40	0.36
Net realized and unrealized gain
(loss) on investments	(0.16)	2.65	(1.52)	0.52	0.54	(0.66)

Total from investment operations	0.01	2.79	(1.32)	0.66	0.94	(0.30)

Less distributions from
Net investment income	0.00	(0.17)	(0.22)	(0.22)	(0.34)	(0.37)
Realized gains	0.00	0.00	0.00	0.00	(0.03)	(0.24)

Total distributions	0.00	(0.17)	(0.22)	(0.22)	(0.37)	(0.61)

Net asset value, end of period	$12.81	$12.80	$10.18	$11.72	$11.28	$10

Total Return	0.08%	27.48%	(11.29)%	5.89%	8.91%	(2.89)%

	RATIOS / SUPPLEMENTAL DATA

Net assets, end of period ($000)	$9,627	$9,697	$6,107	$6,198	$4,496	$4,430

Ratios to average net assets
Expenses*	1.29%	1.30%	1.30%	1.30%	1.30%	1.32%
Net investment income/(loss)*	2.69%	1.70%	2.17%	1.75%	3.03%	3.16%

Portfolio turnover rate	16.66%	12.19%	21.88%	26.77%	24.82%	16.38%

*	Annualized

(a)	As required, effective April 1, 2001, the Fund has adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities as adjustments to interest income. Had the Fund not adopted these new provisions, the ratio of net investment income to average net assets would have been 1.79%. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

See accompanying notes to financial statements.	11

CORNERCAP BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2004

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Balanced Fund (the “Fund”) is a series of shares of the CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Fund is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the available bid price and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

B.	Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.	Federal Income Taxes – It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

At March 31, 2004, the Fund had capital loss carryforwards available to offset future gains if any of approximately $410,000 of which $229,000 expires in 2009 and $181,000 expires in 2011.

On December 18, 2003, a distribution of $.17 per share was declared. The dividend was paid on December 18, 2003, to shareholders of record on December 17, 2003.

12

CORNERCAP BALANCED FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

September 30, 2004

The tax character of distributions paid for the years ended March 31, 2004 and 2003 was as follows:
	2004	2003
Distributions paid from:
Ordinary income	$126,976	$128,538
Long-term capital gain	--	--

	$126,976	$128,538

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$105,763
Capital loss carryforward	(410,400)
Unrealized appreciation	1,236,193

	$931,556

D.	Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E.	Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly at an annual rate of .30% of average net assets. The Advisor will provide day-to-day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the Shareholders and the Board of Trustees will be paid by the Advisor.

(3)	PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,105,743 and $943,220, respectively.

13

CORNERCAP
MICROCAP FUND

SEMIANNUAL REPORT TO SHAREHOLDERS

 A Series of
CornerCap Group of Funds
A “Series” Investment Company

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2004

The Peachtree, Suite 1700	Advisor:	(800) 728-0670
1355 Peachtree Street, NE	Administrator:	(888) 81-FUNDS
Atlanta, Georgia 30309	Telecopier:	(404) 870-0770

14

CORNERCAP MICROCAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Shares	COMMON STOCK - 87.0%	Value

	Appliances & Household - 1.6%
1,000	Kenneth Cole Prod.	$28,140
5,000	Quaker Fabric Corp	32,500

		60,640

	Auto Parts - 0.3%
600	Monro Muffler Brake, Inc.*	13,110

	Banks - Money Center - 0.3%
500	Interchange Financial	11,985

	Building Materials - 1.1%
2,000	Griffon Corp.*	42,200

	Chemicals - 2.2%
2,000	A Schulman, Inc.	44,080
2,500	Edge Pete Corp.*	39,925

		84,005

	Constr. & Agric. Machinery - 2.0%
2,050	Lufkin Industries Inc.	76,301

	Construction - 0.2%
1,200	Matrix Svc Co.*	6,144

	Electrical & Gas - 1.8%
5,250	Encore Wire Corp.*	69,510

	Electrical Plant / Equipment - 1.3%
1,400	II VI, Inc.	49,014

	Energy Equipment - 3.1%
3,000	Core Laboratories*	73,770
1,900	Gulf Island Fabrication	42,370

		116,140

	Equity Fund - 43.1%
14,400	IShares Tr Russell 2000	1,641,888

	Food - 1.8%
4,950	Embrex, Inc.*	66,924

See accompanying notes to financial statements.	15

CORNERCAP MICROCAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Shares	COMMON STOCK - 87.0%	Value

	Gas Production - 1.3%
2,300	Cascade Natural Gas	$48,829

	Health Care Services - 2.6%
3,000	Rehab Care Group, Inc.*	69,090
950	Young Innovations	31,350

		100,440

	Household Products - 1.6%
2,250	Helen of Troy, Ltd.*	61,245

	Insurance - 1.6%
3,200	Alamo Group Inc.	59,872

	Insurance - Life - 1.9%
15,000	Meadowbrook Ins. Group*	73,050

	Machine & Engineering - 4.6%
1,800	Quixote Corp.	34,704
6,300	Spartan Motors Inc	88,452
4,100	Sun Hydraulics Corp	52,398

		175,554

	Machine Tools - 1.3%
1,800	Cascade Corp	49,968

	Other Financial - 0.8%
1,500	First Cash Financial Services*	30,045

	Paper / Packaging - 1.1%
3,960	Myers Industries, Inc.	43,362

	Personal & Household Products - 1.5%
3,000	Libbey, Inc.	56,100

	Retailers - Other - 2.6%
3,600	Building Materials	99,072

	Schools - 2.1%
6,100	Corinthian Colleges*	82,167

See accompanying notes to financial statements.	16

CORNERCAP MICROCAP FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Shares	COMMON STOCK - 87.0%		Value

	Telecom Technology - 4.2%
6,000	ESS Technology Inc.*		$41,100
4,500	Inet Technologies Inc.		56,610
2,600	Performance Technologies, Inc.*		16,432
4,000	Tessco Technologies*		44,720

			158,862

	Tobacco - 1.0%
2,400	Standard Coml Corp		37,800

	Total Common Stocks (Cost $2,885,484)		$3,314,227

Principal
Amount	SHORT-TERM INVESTMENTS - 14.7%		Value

	Federated Treasury - 14.7%
$ 558,369	(Cost $558,369)		$558,369

	Total Investments (Cost $3,443,853) (a)	101.7%	3,872,596
	Other Assets and Liabilities, Net	-1.7%	(65,325)

	Net Assets	100.0%	$3,807,271

	*Non-income producing security

	(a) Aggregate cost for federal income tax purpose is $3,443,853.

	At September 30, 2004, unrealized appreciation (depreciation) of
	securities for federal income tax purposes is as follows:

	Gross unrealized appreciation		$488,438
	Gross unrealized depreciation		(59,695)

	Net unrealized appreciation		$428,743

See accompanying notes to financial statements.	17

CORNERCAP MICRO-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

ASSETS
Investments at market value,
(Identified cost $3,443,853) (Note 1-A)	$3,872,596
Investment securities sold	87,548
Dividends receivable	691

Total assets	3,960,835

LIABILITIES
Accounts payable	12,152
Investment securities purchased	136,230
Advisory fee payable	3,743
Service fees payable	1,439

Total liabilities	153,564

NET ASSETS
(Applicable to shares outstanding, unlimited shares authorized)	$3,807,271

NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($3,807,271 ÷ 425,757 shares)	$8.94

NET ASSETS
At September 30, 2004, net assets consisted of:
Paid-in capital	$4,553,822
Accumulated net realized loss on investments	(1,175,294)
Net unrealized appreciation	428,743

$3,807,271

See accompanying notes to financial statements.	18

CORNERCAP MICRO-CAP FUND

STATEMENT OF OPERATIONS

Six Months ended September 30, 2004

INVESTMENT INCOME
Income
Dividends	$14,107
Interest income	1,952

Total income	16,059

Expenses
Management fee (Note 2)	24,160
Service fees (Note 2)	9,292

Total expenses	33,452

Net investment loss	(17,393)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	405,978
Change in unrealized depreciation of investments	(342,167)

Net gain on investments	63,811

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,418

See accompanying notes to financial statements.	19

CORNERCAP MICRO-CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Six Months ended September 30, 2004 and Year ended March 31, 2004

	Six Months Ended Sept 30, 2004	Year Ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment loss	$(17,393)	$(33,574)
Net realized gain on investments	405,978	186,141
Change in unrealized appreciation (depreciation) of investments	(342,167)	1,373,944

Net increase in assets
resulting from operations	46,418	1,526,511

Capital share transactions (a)
Increase (Decrease) in net assets resulting from capital share transactions	(129,949)	126,484

Total increase (decrease) in net assets	(83,531)	1,652,995
NET ASSETS
Beginning of year	3,890,802	2,237,807

End of period	$3,807,271	$3,890,802

(a) Summary of capital share activity follows:

	Six Months Ended September 30, 2004		Year Ended March 31, 2004
	Shares	Value	Shares	Value
Shares sold	849	$7,090	142,332	$1,003,802
Shares redeemed	(16,005)	(137,039)	(134,183)	(877,318)

Net increase	(15,156)	$(129,949)	8,149	$126,484

See accompanying notes to financial statements.	20

CORNERCAP MICRO-CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	For Six Months Ended	For Years Ended March 31,
	Sept 30, 2004	2004	2003	2002	2001*
Per Share Operating Performance
Net asset value, beginning of period	$8.82	$5.17	$9.04	$9.04	$13.26

Income from investment operations -
Net investment loss	(0.04)	(0.08)	(0.09)	(0.13)	(0.11)
Net realized and unrealized gain
(loss) on investments	0.16	3.73	(3.78)	1.82	(4.11)

Total from investment operations	0.12	3.65	(3.87)	1.69	(4.22)
Less distributions from
Realized gains	0.00	0.00	0.00	(1.69)	0.00

Net asset value, end of period	$8.94	$8.82	$5.17	$9.04	$9.04

Total Return	1.36%	70.60%	(42.81)%	18.42%	(31.83)%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period ($000)	$3,807	$3,891	$2,238	$3,798	$3,429
Ratios to average net assets
Expenses**	1.78%	1.80%	1.77%	1.86%	1.90%
Net investment loss**	(0.93)%	(1.12)%	(1.36)%	(1.44)%	(1.30)%
Portfolio turnover rate	64.36%	63.79%	69.49%	47.88%	34.20%

* Commencement of Operations - July 27, 2000
** Annualized

See accompanying notes to financial statements.	21

CORNERCAP MICRO-CAP FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2004

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Micro-Cap Fund, (formerly CornerCap Emerging Growth Fund) (the “Fund”) is a series of shares of CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund’s investment objective is to obtain long-term capital appreciation. The Fund began operations on July 27, 2000.

A.

Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the available bid price and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

B.

Security Transactions, Investment Income and Other – Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

C.

Federal Income Taxes – It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

At March 31, 2004, the Fund had capital loss carry forwards available to offset future gains, if any, of approximately $1,581,000 of which $1,210,000 expires in 2011 and $371,000 expires in 2012.

There were no distributions paid for the periods ended March 31, 2004 and 2003.

22

CORNERCAP MICRO-CAP FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

September 30, 2004

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term gain	1,581,272
Unrealized appreciation	770,910

$2,352,182

D.

Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E.

Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2004, the Fund decreased paid in capital by $33,574 and increased undistributed net investment income by $33,574.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.30% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

(3)	PURCHASES AND SALES OF SECURITIES

For the period ended September 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,090,386 and $2,222,701, respectively.

23

CORNERCAP
SMALL-CAP VALUE FUND

SEMIANNUAL REPORT TO SHAREHOLDERS

A Series of
CornerCap Group of Funds
A “Series” Investment Company

FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2004

The Peachtree, Suite 1700	Advisor:	(800) 728-0670
1355 Peachtree Street, NE	Administrator:	(888) 81-FUNDS
Atlanta, Georgia 30309	Telecopier:	(404) 870-0770

24

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Shares	COMMON STOCK - 93.0%	Value
	Aerospace / Defense - 2.4%
12,600	Moog, Inc.*	$457,380

	Apparel - 1.9%
9,850	Kellwood Co.	359,033

	Auto Parts - 5.8%
7,650	Adesa	125,690
10,000	American Axle & Mfg	292,600
20,200	Arvinmeritor, Inc.	378,750
9,900	Superior Industries International	296,505

		1,093,545

	Banks - Regional - 6.0%
13,650	FirstMerit Corp. Com	359,064
10,300	Hudson United Bancorp	379,555
8,600	Webster Financial Corp.	424,754

		1,163,373

	Banks - SNL - 2.2%
16,177	Washington Federal, Inc.	406,869

	Beverages - Alcoholic - 2.3%
11,300	Constellation Brands, Inc.*	430,078

	Building Materials - 4.1%
28,500	Apogee Enterprises	368,505
14,550	Elkcorp	403,908

		772,413

	Chemicals - 5.2%
11,450	Cabot Corp	441,627
17,800	Headwaters Inc.*	549,308
613	Quaker Chemical Company	14,804

		1,005,739

	Conglomerate - 1.7%
13,100	Standex International Corp.	320,950

	Construction - 1.9%
7,500	Lafarge Corp.	$351,675

See accompanying notes to financial statements.	25

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Shares	COMMON STOCK - 93.0%	Value
	Consumer Services - 2.1%
12,900	John H. Harland Co.	404,415

	Electronics - 7.5%
33,500	CTS Corp.	422,100
14,450	Plantronics, Inc.	624,818
10,000	Franklin Electric Co.	396,000

		1,442,918

	Food - 4.0%
12,300	American Italian Pasta	321,645
17,350	Smithfield Foods, Inc.*	433,750

		755,395

	Health Care Services - 7.4%
12,000	Accredo Health Inc.*	282,840
13,000	Apria Healthcare Group Com*	354,250
20,900	Odyssey Healthcare Inc.*	370,975
16,150	Owens & Minor	410,210

		1,418,275

	Home Builders - 4.2%
3,800	Beazer Homes USA, Inc.	406,182
8,200	Toll Brothers, Inc.*	379,906

		786,088
	Household Products - 2.2%
	Products
12,000	Blyth, Inc.	370,800

	Industrial Component - 2.4%
7,800	Curtiss Wright	446,394

	Industrial Services - 2.3%
21,250	ABM Industries, Inc.	428,188

See accompanying notes to financial statements.	26

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Shares	COMMON STOCK - 93.0%	Value
	Insurance - 7.7%
26,000	21st Century Ins Group	$ 347,100
27,250	Clark Consulting Inc.*	368,965
10,700	HCC Ins Hldgs Inc. Com	322,605
10,000	Reinsurance Group Amer Inc	412,000

		1,450,670

	Machine Tools - 6.2%
4,750	Briggs & Stratton Corp.	385,700
12,025	Crane Co.	347,763
12,500	Manitowoc, Inc.	443,250

		1,176,713

	Consumer Products - 1.3%
21,000	Oakley Inc.	249,900

	Recreational - 2.2%		-
7,500	Polaris Industries	418,650

	Retailers - Other - 7.6%
10,850	Barnes & Noble	401,450
17,600	Haverty Furniture Co., Inc.	308,704
15,450	TBC Corp.*	345,153
9,400	Regis Corp.	378,068

		1,433,375

	Tobacco - 2.0%
8,300	Universal Corp.	370,512

	Utilities - 0.4%	-
2,550	Allete, Inc.	82,875

	Total Common Stocks (Cost $13,014,481)	$17,596,221

See accompanying notes to financial statements.	27

CORNERCAP SMALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

September 30, 2004

Principal Amount	SHORT-TERM INVESTMENTS - 4.6%		Value
	Federated Treasury - 4.6%
$ 865,293	(Cost $865,293)		$865,293

	Total Investments (Cost $13,879,774) (a)	97.6%	18,461,514
	Other Assets and Liabilities, Net	2.4%	460,738

	Net Assets	100.0%	$18,922,252

	*Non-income producing security
	(a) Aggregate cost for federal income tax purpose is $13,879,774.
	At September 30, 2004, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Gross unrealized appreciation		$5,066,900
	Gross unrealized depreciation		(485,160)

	Net unrealized appreciation		$4,581,740

See accompanying notes to financial statements.	28

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004

ASSETS
Investments at market value,
(Identified cost $13,879,774) (Note 1-A)	$18,461,514
Cash	435,768
Investment securities sold	126,154
Dividends receivable	5,584
Other assets	11,109

Total assets	19,040,129

LIABILITIES
Investment securities purchased	96,254
Advisory fee payable	14,415
Service fees payable	7,208

Total liabilities	117,877

NET ASSETS
(Applicable to 1,301,649 shares outstanding, unlimited shares authorized)	$18,922,252

NET ASSET VALUE, OFFERING AND REPURCHASE
PRICE PER SHARE
($18,922,252 ÷ 1,301,649 shares)	$14.54

NET ASSETS

At September 30, 2004, net assets consisted of:
Paid-in capital	$14,013,547
Accumulated net realized gain on investments	326,965
Net unrealized appreciation	4,581,740

$18,922,252

See accompanying notes to financial statements.	29

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months ended September 30, 2004

INVESTMENT INCOME
Income
Dividends	$105,502
Interest income	1,387

Total income	106,889

Expenses
Management fee (Note 2)	91,090
Service fees (Note 2)	45,545

Total expenses	136,635

Net investment loss	(29,746)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	233,715
Change in unrealized depreciation of investments	(211,512)

Net gain on investments	22,203

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,543)

See accompanying notes to financial statements.	30

CORNERCAP SMALL-CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

Six Months ended September 30, 2004 and Year ended March 31, 2004

	Six Months Ended Sept 30, 2004	Year Ended March 31, 2004
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment loss	$(29,746)	$(37,887)
Net realized gain on investments	233,715	599,208
Change in net unrealized appreciation (depreciation) of investments	(211,512)	6,295,994

Net increase (decrease) in assets resulting from operations	(7,543)	6,857,815

Distributions to shareholders from
Net investment income	0	0
Realized loss ($0.00 and $0.13 per share, respectively)	0	(164,374)

Total distributions	0	(164,374)

Capital share transactions (a)
Increase (decrease) in net assets resulting from
capital share transactions	289,106	(73,757)

Total increase in net assets	281,563	6,619,684
NET ASSETS
Beginning of year	18,640,689	12,021,005

End of year	$18,922,252	$18,640,689

        (a) Summary of capital share activity follows:

	September 30, 2004		March 31, 2004
	Shares	Value	Shares	Value
Shares sold	59,639	$848,501	151,001	$1,878,818
Shares issued on reinvested of distributions	0	0	11,534	158,381

	59,639	848,501	162,535	2,037,199
Shares redeemed	(39,257)	(559,395)	(169,847)	(2,110,956)

Net increase (decrease)	20,382	$289,106	(7,312)	$(73,757)

See accompanying notes to financial statements.	31

CORNERCAP SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	For Six Months Ended Sept 30, 2004	For Years Ended March 31,

		2004	2003	2002	2001	2000
Per Share Operating Performance
Net asset value, beginning of period	$14.55	$9.33	$13.70	$10.80	$8.87	$9.56

Income from investment operations -
Net investment income/(loss)	(0.03)	(0.03)	(0.01)	0.00	0.06	0.06
Net realized and unrealized gain
(loss) on investments	0.02	5.38	(3.75)	3.62	1.96	0.46

Total from investment operations	(0.01)	5.35	(3.76)	3.62	2.02	0.52
Less distributions from
Net investment income	0.00	0.00	0.00	(0.06)	0.00	(0.06)
Realized gains	0.00	(0.13)	(0.61)	(0.66)	(0.09)	(1.15)

Total distributions	0.00	(0.13)	(0.61)	(0.72)	(0.09)	(1.21)
Net asset value, end of period	$14.54	$14.55	$9.33	$13.70	$10.80	$8.87

Total Return	(0.07)%	57.43%	(27.74)%	34.33%	22.91%	5.30%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period ($000)	$18,922	$18,64	$12,021	$16,335	$11,134	$11,492
Ratios to average net assets
Expenses*	1.48%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income/(loss)*	(0.32)%	(0.23)%	(0.13)%	0.01%	0.54%	0.53%
Portfolio turnover rate	13.61%	22.09%	31.89%	40.71%	62.13%	37.13%

* Annualized

See accompanying notes to financial statements.	32

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2004

(1)	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CornerCap Small-Cap Value Fund, (the “Fund”) is a series of shares of CornerCap Group of Funds. CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Investment operations commenced on July 17, 1986. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The Fund’s investment objective is to obtain long-term capital appreciation.

A.

Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the available bid price and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

B.

Security Transactions, Investment Income and Other – Security transactions are recorded on the next business date after trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

C.

Federal Income Taxes – It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

On December 17, 2003, a long-term capital gain distribution of $0.13 per share was declared. The dividend was paid on December 18, 2003, to shareholders of record on December 17, 2003.

The tax character of distributions paid for the years ended March 31, 2004 and 2003 was as follows:

	2004	2003
Distributions paid from:
Ordinary income	$--	$20,216
Long-term capital gain	164,374	762,359

	$164,374	$782,575

33

CORNERCAP SMALL-CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

September 30, 2004

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$
Undistributed long-term gain	93,250
Unrealized appreciation	4,793,252

$4,886,502

D.

 Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E.

Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2004, the Fund decreased paid in capital by $37,387 and increased undistributed net investment income by $37,387.

(2)	TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
The Fund has an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.0% of the average daily net assets.

In addition, the Fund has a service agreement with the Advisor, pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of .50% of average net assets.

The Advisor will provide day to day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services. All fees and expenses associated with these and other functions including, but not limited to, expenses of legal compliance, shareholder communication and meetings of the shareholders and the Board of Trustees will be paid by the Advisor.

(3)	PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $2,064,610 and $2,949,135 respectively.

34

Officers and Affiliated Trustees. The following table sets forth certain information about the Trust’s Officers as well as members of the Board who are affiliated with the Adviser and are therefore “interested persons” of the Trust as that term is defined in the 1940 Act:

Name Age Address Position with Trust	Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee
Thomas E. Quinn * 59 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel	None
Richard T. Bean 42 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds	n/a	Vice President and Portfolio Manager, CornerCap Investment Counsel	n/a
John A. Hackney 38 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Secretary of the Funds	n/a	Compliance Officer, CornerCap Investment Counsel	n/a
Gene A. Hoots 65 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds	n/a	Vice President of the Funds and Chairman Emeritus of the Adviser	n/a

Independent Trustees. The following table sets forth certain information about those members of the Board who are not “interested persons” of the Trust as that term is defined in the 1940 Act (“Independent Trustees”):

Name Age Address Position with Trust	Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee
Richard L. Boger 57 590 Means Street, SW Suite 200 Atlanta, GA 30318	Trustee since 1992	3	President & CEO, Lex-Tek International, Inc. 1997 – present; Pres. & CEO, Export Insurance Services, Inc. 1989 – 2002	Gray Television, Inc.
Laurin M. McSwain 52 Eleven Piedmont Center, Suite 806 3495 Piedmont Road Atlanta, GA 30305	Trustee since 1994	3	President & CEO, Lex-Tek International, Inc. 1997 – present; Pres. & CEO, Export Insurance Services, Inc. 1989 – 2002	None

The SAI includes additional information about Fund directors and is available, without charge, upon request.

35